UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          July 16, 2008
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:      $129,343 (X1000)


List of Other Included Managers:

NONE

NAME OF ISSUER            TIT  CUSIP       VALUE        SHARES              INV.   OTH   VOTING
                          LE               X1000                            DISC.  ER    AUTH
                          OF                                                       MGR
                          CLA
                          SS
                                                                                            SOLE
BERKSHIRE HATHAWAY INC    COM  084670207          261         65    SH      Sole                 65
CL B
CHEVRON CORPORATION       COM  166764100          218      2,201    SH      Sole              2,201
DIAMONDS TRUST-UNIT       COM  252787106        11683    103,005    SH      Sole            103,005
SERIES 1
EPROMO COM RESTRICTED     COM  294358205            0     10,000    SH      Sole             10,000
EXXON MOBIL CORP          COM  30231G102          282      3,196    SH      Sole              3,196
HEALTH CARE SELECT SECT   COM  81369Y209        22264    728,047    SH      Sole            728,047
SPDR
INTERACTIVE DATA CORP     COM  45840j107          245      9,750    SH      Sole              9,750
ISHARES TR MSCI EAFE IDX  COM  464287465          903     13,147    SH      Sole             13,147
ISHARES TR MSCI EMERG     COM  464287234          948      6,985    SH      Sole              6,985
MKT
ISHARES TR RUSL 2000      COM  464287648         1250     16,412    SH      Sole             16,412
GROW
ISHARES TR RUSL 2000      COM  464287630         1195     18,759    SH      Sole             18,759
VALU
ISHARES TR RUSSELL MCP    COM  464287481         1259     11,897    SH      Sole             11,897
GR
ISHARES TR RUSSELL        COM  464287499         1246     13,002    SH      Sole             13,002
MIDCAP
ISHARES TR S&P500/BAR     COM  464287309        25062    392,633    SH      Sole            392,633
GRW
ISHARES TRUST RUSSELL     COM  464287655         1227     17,770    SH      Sole             17,770
2000 IND
MALAGA FINL CORP COM      COM  561046103          360     32,535    SH      Sole             32,535
POWERSHARES QQQ TRUST     COM  73935a104         3516     77,840    SH      Sole             77,840
PROSHARES TR SHORT QQQ    COM  74347r602          381      6,455    SH      Sole              6,455
PSHS
PROSHARES TR ULTRASHORT   COM  74347r875          477     10,650    SH      Sole             10,650
QQQ
SCHMITT INDS INC ORE COM  COM  806870200          162     27,000    SH      Sole             27,000
NEW
SECTOR SPDR TR SBI INT-   COM  81369Y506         4338     49,033    SH      Sole             49,033
ENERGY
SECTOR SPDR TR SBI INT-   COM  81369Y803         3568    155,759    SH      Sole            155,759
TECH
SELECT SECTOR SPDR FUND   COM  81369Y100         3939     94,387    SH      Sole             94,387
SHS BE
SELECT SECTOR SPDR TR     COM  81369Y308        28757  1,075,010    SH      Sole          1,075,010
SBI CONS
SELECT SECTOR SPDR TR     COM  81369Y704         3613    106,234    SH      Sole            106,234
SBI INT-
SELECT SECTOR SPDR TR     COM  81369Y886         1772     43,545    SH      Sole             43,545
SBI INT-
SILVER STAR ENERGY INC    COM  828234203            0     18,905    SH      Sole             18,905
COM NEW
SPDR GOLD TRUST GOLD SHS  COM  78463V107          639      6,990    SH      Sole              6,990
SPDR SERIES TRUST SPDR    COM  78464A680          257      5,600    SH      Sole              5,600
SR TR
STANDARD & POORS          COM  78462f103         7675     59,974    SH      Sole             59,974
DEPOSITARY RE
VANGUARD INTL EQTY IDX    COM  922042858          934     19,958    SH      Sole             19,958
EMR MKT
VANGUARD INTL EQTY IDX    COM  922042874          912     13,893    SH      Sole             13,893
EURPEAN

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